Provisions for other liabilities and charges	12 Months Ended
Dec. 31, 2025
Provisions for other liabilities and charges
Provisions for other liabilities and charges

Provisions for other liabilities and charges include $65.7 million (2024: $84.0 million) in relation to decommissioning and site restoration provisions about which further information is provided in the table below.

	2025	2024
	$'m	$'m
Decommissioning and site restoration provisions
At January 1	84.0	86.4
Provisions for new sites and remeasurements of existing sites	(0.7)	2.9
Utilization	(0.2)	(0.1)
Disposal of subsidiary	(1.9)	(3.3)
Unwinding of discount(a)	10.2	9.2
Exchange differences	11.1	(11.1)
Reclassified to held for sale (note 32.2)	(36.8)	—
At December 31	65.7	84.0

Analysis of total decommissioning and site restoration provisions
Non-current	59.7	83.8
Current	6.0	0.2
	65.7	84.0

(a)	Amounts include $5.3 million (2024: $3.5 million) for discontinued operations.

The provision relates to the probable obligation that the Group may incur to restore existing leased sites to their original state through the decommissioning, dismantling and removal of assets. The amount initially recognized is the present value of the estimated costs, discounted using a rate appropriate for the relevant operation and lease term.

Estimates are based on management’s experience having taken into account assumptions regarding the current economic environment, construction requirements, technology, price levels and expected plans for remediation. Management believes that these assumptions are a reasonable basis upon which to estimate the future liability. The estimates are reviewed regularly and updated to take into account any significant changes in the assumptions. Remeasurements are reflected in the provision and the related asset within property, plant and equipment.

Actual decommissioning and site restoration costs for the required works will reflect market prices and conditions at the relevant time. Furthermore, the timing of the works will likely depend on when the lease term is terminated without renewal which itself will depend upon technological changes in the local and international telecommunication industries which are inherently uncertain.

The discount rates applied have been in line with the weighted average borrowing rate for the respective entities in the periods the assets were constructed/acquired. Discount rates applied by each entity are as follows:

		IHS	IHS Côte	IHS	IHS	IHS
	Nigerian	Cameroon	d’Ivoire	Zambia	South Africa	Rwanda	Brazilian
	entities	S.A.	S.A.	Limited	Proprietary Limited	Limited	entities (a)
	%	%	%	%	%	%	%
Discount rates
2025	19.9	9.4	5.9	17.6	9.2	n/a	16.0
2024	11.1	7.8	5.9	14.0	11.0	13.5	14.0

(a)	Latam disposal groups were classified as held for sale at December 31, 2025 and the Latam segment was presented as a discontinued operation. See note 32 for more information.